share-based compensation - Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
share-based compensation
Employee benefits expense	$ 147	$ 141
Associated operating cash outflows	(149)	(125)
Statement of cash flows adjustment	(2)	16
Income tax benefit arising from share-based compensation	39	37
Restricted share units
share-based compensation
Employee benefits expense	107	99
Associated operating cash outflows	(112)	(88)
Statement of cash flows adjustment	(5)	11
Cash inflows from cash-settled equity forward agreements	13	19
Employee share purchase plan
share-based compensation
Employee benefits expense	37	37
Associated operating cash outflows	(37)	(37)
Share option awards
share-based compensation
Employee benefits expense	3	5
Statement of cash flows adjustment	$ 3	$ 5